Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
1—SUMMARY
OF SIGNIFICANT ACCOUNTING POLICIES

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Nature of operations

EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces innovative robotic devices for treating stones of the urinary tract and localized prostate cancer. We also derive revenues from the distribution of urodynamics products and urology lasers. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third
-party distributors and agents, and export sales through subsidiaries based in Germany, Italy, the United States and Asia.

Moreover, the Company develops a novel HIFU treatment for liver cancer in cooperation with its long-term academic partner INSERM and leading cancer centers (the “HECAM” project).

The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may
require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.

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Basis of preparation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP).

With the exception of the change in the Company’s Revenue Recognition Policy as a result of the adoption of ASC
606,
there have been
no
changes to the accounting policies for the fiscal year ended
December
31,
2018,
that are of significance, or potential significance, to the Company.

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Management estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, stock price volatility, duration of standard warranty per market, price of maintenance contract used to determine the amount of revenue to be deferred and life duration of our range of products. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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Consolidation

The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries.

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Revenue recognition

The Company adopted ASC Topic
606,

Revenue from Contracts with Customers
, on
January 1, 2018.

The Company’s revenue consists of:

- Sales of goods (devices and consumables), where invoicing takes place upon delivery.

- Revenue-per-Procedures (“RPP”) and leases: they comprise (i) revenues on a per treatment basis which are invoiced after each treatment, or in advance, or on a periodic basis, (ii) leases of devices, which are generally invoiced on a monthly or quarterly basis, and (iii) lease components arising from multiple-element arrangements, where specific sales terms are negotiated in accordance with each customer’s individual requirements and which are generally invoiced based on contract terms,

- Sales of spare parts and services (maintenance, upgrades, mobility and others). Spare parts are invoiced when delivered. Regarding services, invoicing is performed either on a subscription basis (in advance or at the end of the period) or when performed.

The Company invoices its customers based on the billing schedules in its sales arrangements. Payments are generally due between one
to
three
months from date of invoice.

The Company accounts for a contract with a customer when there is a legally enforceable contract between the Company and its customer, the rights of the goods or services and their payment terms can be identified, the contract has commercial substance, collectability of the contract consideration is probable, it is approved and the parties are committed to their obligations.

Our sale arrangements
may
contain multiple elements, including device(s), consumables and services. For these multiple-element arrangements, the Company accounts for individual goods and services as separate performance obligations: (i) if they are a distinct good or service that is separately identifiable from other items in the multiple-element arrangement; and (ii) if a customer can benefit from the good or service on its own or with other resources that are readily available to the customer. The Company’s sale arrangements may
include a combination of the following performance obligations: device(s), consumables, leases and services (such as, but not
limited to, warranty extension).

For multiple-element arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on observable prices at which the Company separately sells the goods or services. If a standalone selling price is not
directly observable, then the Company estimates the standalone selling price considering market conditions and entity-specific factors including, but not
limited to, features and functionality of the goods and services, geographies, and type of customer. The Company regularly reviews standalone selling prices and updates these estimates as necessary.

The Company recognizes revenue when the performance obligations are satisfied by transferring control over the good or service to a customer.

The Company’s revenue consists of the following:

Sales of goods:

Sales of goods are and have historically been comprised of net sales of medical devices (ESWL lithotripters and HIFU devices) and net sales of disposables (mostly Ablapaks and Focalpaks in the HIFU division and electrodes in the UDS division). Sales of goods also includes products such as urology laser and urodynamics devices distributed through our agents and third
-party distributors.

For devices and disposables, revenue is recognized when the Company transfers control to the customer (i.e. when the customer has the ability to direct the use of, and obtain substantially all of the remaining benefit from, the device or disposables), which is generally at the point of delivery or installation, depending on the terms of the arrangement (i.e. when the customer can use the good to provide services or sell or exchange the good), and based on contractual incoterms.

The Company’s sales arrangements do
not
provide a right of return. The goods are generally covered by a period of one
to
two
years standard warranty upon installation. The Company also provides training associated with the sales of goods; such training-related costs are immaterial in the context of the contract with the customer and do not
constitute a distinct performance obligation.

Sales of RPPs and leases:

Sales of RPP and leases include the revenues from the sale of treatment procedures and from the leasing of machines. We provide machines to clinics and hospitals for free for a limited period, rather than selling the devices. These hospitals and clinics perform treatments using the devices and usually pay us based on the number of individual treatments provided.

Revenues related to the sale of treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.

Regarding multiple-element arrangements with a lease component, a portion of the contract is allocated to the lease component on the basis of observable market prices applied by the Company for similar devices under operating leases. The lease component is recognized on a straight line basis over the contractual period. Other components under the contract are recognized in accordance with their nature.

Sales of spare parts and services:

Revenues related to spare parts are recognized when spare parts are delivered to distributors who perform their own maintenance services. Spare parts used in the performance of EDAP’s own maintenance and repair services are generally not
recognized separately, unless specified in the contract.

Revenues related to Services mainly consist of maintenance contracts which rarely exceed one
year and are recognized on a straight line basis over the term of the service period as the customer benefits from the service throughout the service contract period. For services rendered when no
maintenance contract is in place or for services
not
included in the scope of a maintenance contract, revenues are recorded when services are performed.

The Company recognizes revenue for extended warranties included in the multiple-element arrangements as a separate performance obligation in Sales of services on a straight-line basis over the extended warranty period. In the majority of countries in which the Company operates, the statutory warranty period is one
to
two
years and the extended warranty covers periods beyond this statutory period. Standard warranties do not
constitute a separate performance obligation. The Company accrues for the warranty costs at the time of sale of the device through the multiple-element arrangement.

Agents and distributors:

As part of its sale process in countries other than continental France, when the Company does not
have a local subsidiary, sales of goods to end-customers are performed through agent and distributors. Such agent and distributors are primarily responsible for the sales’ process, bear the inventory risk, and are free to determine the sale prices. Sales of goods to agents and distributors are recognized at the time of the sale to the related agent or distributor, based on contractual incoterms.

Deferred revenue:

Deferred revenue for the periods presented primarily relates to service contracts where the service fees are billed up-front, generally quarterly or annually, prior to those services having been performed, and consists primarily of billing or cash receipts in advance of services due under maintenance contracts or extended warranty contracts. The associated deferred revenue is generally recognized ratably over the service period.

Disaggregation of revenue:

Disaggregation by primary geographical market, and timing of revenue recognition is reported in Note
17.

Contract Balances:

Details on contract liabilities are reported on Note
10.

The Company applies the practical expedient in paragraph
606
-
10
-
50
-
14
and does
not
disclose information about remaining performance obligations that have original expected durations of one
year or less. This relates mainly to maintenance services.

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Costs of sales

Costs of sales include all direct product costs, costs related to shipping, handling, duties and importation fees, as well as certain indirect costs such as service and supply chain departments expenses. Indirect costs are allocated by type of sales (goods, RPP and leases, spare parts and services) using an allocation method determined by management by type of costs and segment activities and reviewed on an annual basis.

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Shipping and handling costs

Shipping and handling costs are
not
considered as performance obligations. Shipping and handling costs are recorded as a component of cost of sales.

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Cash equivalents and short term investments

Cash equivalents are cash investments which are highly liquid and have initial maturities of
90
days or less.

Cash investments with a maturity higher than
90
days are considered as short-term investments.

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Accounts Receivables

Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors. Accounts receivable also include factored receivables for which the Company is bearing the collection risk.

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Inventories

Inventories are valued at the lower of cost and net realizable value. Cost is either the manufacturing cost, which is principally comprised of components and labor costs for our own manufactured products, or purchase price for urology products we distribute. Cost is determined on a first
-in,
first
-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first
based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.

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Property and equipment

Property and equipment is stated at historical cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful life of the related assets, as follows:

Leasehold improvements (in years)		10 or lease term if shorter
Equipment (in years)	3	-	10
Furniture, fixtures, fittings and other (in years)	2	-	10

Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven
years.

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Long-lived assets

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may
not
be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not
available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

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Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not
amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC
350,
“Goodwill and other intangible assets”, the impairment test is performed in two
steps. The
first
step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second
step is performed to measure the amount of impairment loss. The second
step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units’ goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:

Patents (in years)	5
SAP Licenses (in years)	10
Other licenses (in years)	5
Trade name and trademark (in years)	7

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Treasury Stocks

Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first
in
first
out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not
affect reported results of operations. Treasury stocks held by a Company cannot exceed
10%
of the total number of shares issued.

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Warranty expenses

The Company provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Standard warranty period may
vary from
1
year to
2
years depending on the market. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income. Warranty expense amounted to
€433
thousand,
€316
thousand and
€319
thousand for the years ended
December 31, 2018,
2017
and
2016,
respectively.

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Income taxes

The Company accounts for income taxes in accordance with ASC
740,
‘‘Accounting for Income Taxes’’ Under ASC
740,
deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not
that some portion, or all of the deferred tax assets, will
not
be realized. In accordance with
ASC740,
no
provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.

Under
ASC740,
the measurement of a tax position that meets the more-likely-that-
not
recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.

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Research and development costs

Research and development costs are recorded as an expense in the period in which they are incurred.

The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash and is not
contingent on future taxable income. As such, the Company considers the research tax credits as a grant, offsetting research and development expenses.

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Advertising costs

Advertising costs are recorded as an expense in the period in which they are incurred and are included in selling and administrative expenses in the accompanying consolidated statements of income (loss). Advertising costs amounted to
€719
thousand,
€672
thousand and
€744
thousand for the years ended
December 31, 2018,
2017
and
2016,
respectively.

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Foreign currency translation and transactions

Translation of the financial statements of consolidated companies

The reporting currency of EDAP TMS S.A. for all years presented is the euro (€). The functional currency of each subsidiary is its local currency. In accordance with ASC
830,
all accounts in the financial statements are translated into euro from the functional currency at the following exchange rates:

•

assets and liabilities are translated at year-end exchange rates;

•

shareholders’ equity is translated at historical exchange rates (as of the date of contribution);

•

statement of income items are translated at average exchange rates for the year; and

•

translation gains and losses are recorded in a separate component of shareholders’ equity.

Foreign currencies transactions

Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.

Presentation in the Statement of Income

Aggregate foreign currency transactions gains and losses are disclosed in a single caption in the Statement of Income under section “Foreign currency exchange gain (loss), net”.

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Earnings per share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.

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Derivative instruments

ASC
815
requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses from derivative instruments are recorded in the Statement of Income.

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Employee stock option plans

At
December 31, 2018,
the Company had
four
stock-based employee compensation plans. ASC
718
requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).

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Warrants

The Company recorded outstanding warrants issued in
March 2012,
May 2013
and
April 2016
as a liability. Pursuant to guidance of ASC
815
-
40
-
15
-
7
(i), the Company determined that the said warrants could
not
be considered as being indexed to the Company’s own stock, on the basis that the exercise price of the warrants was determined in U.S. dollars while the functional currency of the Company is the Euro. As of
December 31, 2018,
there were
no
more warrants outstanding.

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Leases and Sales and leaseback transactions

In accordance with ASC
840,
Accounting for Leases, the Company classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one
of the following criteria; otherwise, it is an operating lease:

-	Ownership is transferred to the lessee by the end of the lease term;

-	The lease contains a bargain purchase option;

-	The lease term is at least 75% of the property’s estimated remaining economic life;

-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

For sales type leases, the following
two
additional criteria are applied:

-	Collectability of the minimum lease payment is reasonably predictable;

-	No important uncertainties surround the amount of un-reimbursable costs yet to be incurred by the lessor under the lease.

The Company enters into sale and leaseback transactions from time to time. In accordance with ASC
840,
any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.

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Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

In
July 2015,
the FASB issued ASU
2015
-
14
Revenue from Contracts with Customers: Deferral of the Effective Date (ASU
2015
-
14
) which deferred the effective date for ASU
No.
2014
-
09,
Revenue from Contracts with Customers
(Topic
606
), by
one
year. Topic
606supersedes
the revenue recognition requirements in Revenue Recognition (Topic
605
) and requires entities to recognize revenue in a way that depicts the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company adopted Topic
606
Revenue from Contracts with Customers
with a date of initial application as of
January 1, 2018.
As a result, the Company has changed its accounting policy for revenue recognition as detailed below.

The Company applied Topic
606
using the cumulative effect method i.e. by recognizing the cumulative effect of initially applying Topic
606
as an adjustment to the opening balance of equity at
January 1, 2018.
Therefore, the comparative information has
not
been adjusted and continues to be reported under Topic
605.
The details of the significant changes and quantitative impact of the changes are disclosed below.

In implementing Topic
606,
the Company considered in particular that separate performance obligations and contract liabilities were already identified as such and dates of transfer of controls were similar under the previous accounting standards. Contract assets are non-material as of
December 31, 2018
and
2017.
The Company performed an analysis of its relationships with agents and distributors within the framework of topic
606,
which did
not
result in a change of its conclusions that they are acting as principal.

The impact to the Company of adopting the new revenue standard primarily relates to additional and expanded disclosures, and in particular contract liabilities and disaggregated revenues. There is no
impact on the opening balance of equity and on the
2018
revenue.

In
November 2015,
the FASB issued ASU
No.
2015
-
17,
Balance Sheet Classification of Deferred Taxes
(ASU
2015
-
17
), which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU
2015
-
17
is effective for the Company in its
first
quarter of fiscal
2017.
The Company adopted the ASU
2015
-
17
retrospectively as of
December 31, 2017.

In
March 2016,
the FASB issued ASU
2016
-
09,
Improvements to Employee Share-Based Payment Accounting. ASU
2016
-
09
simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. For public business entities, the amendments in ASU
2016
-
09
are effective for annual periods beginning after
15
December 2016,
and interim periods within those annual periods.
No
impact has been identified on Financial Statements upon adoption of ASU
2016
-
09.

Recent Accounting Pronouncements
Not
Yet Adopted

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (ASU
2016
-
02
), which supersedes ASC
840
“Leases” and creates a new topic, ASC
842
"Leases." This update requires lessees to recognize on their balance sheet a lease liability and a lease asset for all leases, including operating leases, with a term greater than
12
months. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after
December 15, 2018
and interim periods within those fiscal years, with earlier application permitted. This update will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company will adopt the new standard as of
January 1, 2019.
The Company performed an analysis of all contracts to identify lease components or rights of use. The Company determined that the new standard mostly applies to leases for facilities situated in France, Japan and in the U.S., for Company vehicles and printers. The last category has been determined as being below the threshold and not
material. As of
January 1, 2019,
the estimated opening balance sheet impact is expected to amount to Euros
2.9
million on financial debt.

In
January 2017,
the FASB issued ASU
2017
-
04,
“Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment.” This update eliminates step
2
from the goodwill impairment test, and requires the goodwill impairment test to be performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not
exceed the total amount of goodwill allocated to that reporting unit. This guidance is effective for the Company in the first
quarter of
2020.
Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
The Company will assess the timing of adoption and impact of this guidance to future impairment considerations.